Related Party Transactions - Additional Information (Detail) - Sun Pharmaceutical Industries Ltd. [Member] - $ / shares	12 Months Ended
	Mar. 31, 2023	May 26, 2023	May 25, 2023	Mar. 27, 2023
Related Party Transaction [Line Items]
Voting interest	85.70%
Purchase price per share		$ 38
Perecentage of proposed premium purchase price per share			31.20%	41.50%